Changes in Fair Value of Common Stock Warrant Liability (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Warrants And Rights Note Disclosure [Abstract]
Common stock warrant liability, beginning balance	$ 9,300	$ 2,350	$ 1,403
Change in fair value of common stock warrant liability	(3,700)	6,950	947
Common stock warrant liability, ending balance	$ 5,600	$ 9,300	$ 2,350